Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line items]
Deposit	$ 697,572	$ 621,158
Purchased notes, net	3,000	2,200
Notes issued	397,188	344,388
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	397,188	344,388
Deposits structured liabilities	10,600	8,800
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	328,115
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	194,676
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	55,100	32,600
CIBC Capital Trust [member]
Disclosure Of Deposits [Line items]
Notes issued		300
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	243,300	215,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 53,100	$ 37,100